Form N-CSR Cover	12 Months Ended
Jul. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	This N-CSR filing is amended to update XBRL tags that were inadvertently not included with the N-CSR filing made on September 29, 2025.
Registrant Name	INTEGRITY FUNDS
Entity Central Index Key	0000893730
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025